Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document type	20-F
Document Registration Statement	false
Document Annual Report	true
Document period end date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-32458
Entity registrant name	DIANA SHIPPING INC.
Entity Incorporation State Country Code	1T
Entity Address Address Line 1	Pendelis 16
Entity Address, Address Line Two	Palaio Faliro
Entity Address City Or Town	Athens
Entity Address Postal Zip Code	175 64
Entity Address, Country	GR
Entity common stock shares outstanding	84,672,258
Entity well known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity Interactive Data Current	Yes
Entity filer category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity central index key	0001318885
Current fiscal year end date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Amendment flag	false
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Firm ID	1457
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Entity Address Address Line 1	Pendelis 16
Entity Address, Address Line Two	Palaio Faliro
Entity Address City Or Town	Athens
Entity Address Postal Zip Code	175 64
Entity Address, Country	GR
City Area Code	+ 30
Contact Personel Name	Mr. Ioannis Zafirakis
Contact Personnel Email Address	izafirakis@dianashippinginc.com
Local Phone Number	210-9470-100
Contact Personnel Fax Number	+ 30-210-9470-101
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value including the Preferred Stock Purchase Rights
Trading Symbol	DSX
Security Exchange Name	NYSE
Series B Cumulative Redeemable Perpetual Preferred Shares at 8.875% [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.875% Series B Cumulative Redeemable Perpetual Preferred Shares, $0.01 par value
Trading Symbol	DSXPRB
Security Exchange Name	NYSE